INCOME TAXES (Details)	12 Months Ended				36 Months Ended			12 Months Ended							24 Months Ended	36 Months Ended	24 Months Ended	36 Months Ended	12 Months Ended
	Feb. 28, 2013 USD ($)	Feb. 28, 2013 CNY	Feb. 29, 2012 USD ($)	Feb. 28, 2011 USD ($)	Dec. 31, 2013 Xueersi Education HNTE	Dec. 31, 2011 Xueersi Education High-tech company	Dec. 31, 2008 Xueersi Education High-tech company	Feb. 28, 2013 Hong Kong USD ($)	Feb. 29, 2012 Hong Kong USD ($)	Feb. 28, 2011 Hong Kong USD ($)	Feb. 28, 2013 PRC HNTE	Dec. 31, 2013 PRC Xueersi Education	Dec. 31, 2012 PRC Xueersi Education	Feb. 28, 2013 Xueersi Hong Kong Hong Kong	Dec. 31, 2010 TAL Beijing Newly established software enterprise	Dec. 31, 2013 TAL Beijing Newly established software enterprise	Dec. 31, 2012 Yidu Huida Newly established software enterprise	Dec. 31, 2015 Yidu Huida Newly established software enterprise	Feb. 28, 2013 Yidu Hong Kong Hong Kong
Income taxes
Tax rate (as a percent)														16.50%					16.50%
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Provision for profits tax	$ 4,101,092		$ 4,156,450	$ 2,628,090				$ 0	$ 0	$ 0
Assessable income	37,541,158		28,470,103	27,003,635				0	0	0
Preferential tax rate (as a percent)					15.00%	7.50%					15.00%	15.00%	15.00%			12.50%		12.50%
Period for exemption from EIT							3 years								2 years		2 years
Current
PRC income tax expenses	4,708,274		4,452,076	3,232,563
Deferred
PRC income tax expenses	(607,182)		(295,626)	(604,473)
Total	4,101,092		4,156,450	2,628,090				0	0	0
Current deferred tax assets:
Accrued payroll	2,229,548		1,730,992
Unrealized loss on available-for-sale securities	100,934		108,167
Less: valuation allowance	(70,036)		(109,401)
Current deferred tax assets, net	2,260,446		1,729,758
Non-current deferred tax assets:
Property and equipment	262,039		197,248
Intangible assets	286,756		317,169
Tax losses carry-forward deferred tax assets	504,853		727,105
Less: valuation allowance	(515,184)		(751,300)
Non-current deferred tax assets, net	538,464		490,222
Non-current deferred tax liabilities:
Intangible assets	36,845		45,881
Accrued ADR income	62,100		110,613
Non-current deferred tax liabilities	98,945		156,494
Additional disclosures
Tax loss carry-forward	2,019,412
Valuation allowance	585,220
Statute of limitations period for underpayment of income taxes due to computational errors	3 years	3 years
Late payment surcharge for underpayment of income taxes due to computational errors	0
Statute of limitations period under special circumstances	5 years	5 years
Statute of limitations period for transfer pricing related adjustment	10 years	10 years
Maximum period to make delinquent tax payment to taxpayer or withholding agent, if underpayment of taxes is resulted from the tax authority's act or error	3 years	3 years
Threshold amount of an underpayment of tax liability for specifically listing it under special circumstance for statute of limitation		100,000